Schedule 1 - Registrant's Condensed Financial Statements	12 Months Ended
Dec. 31, 2012
Schedule 1 - Registrant's Condensed Financial Statements
Schedule 1 - Registrant's Condensed Financial Statements

Schedule 1 — Registrant's Condensed Financial Statements

Envision Healthcare Holdings, Inc.

Parent Company Only

Condensed Balance Sheets

(in thousands, except share and per share amounts)

	December 31,
	2012	2011
Assets
Current assets:
Cash and cash equivalents	$281	$—

Total current assets	281	—

Non-current assets:
Investment in wholly owned subsidiary	969,372	913,490
Long-term deferred tax asset	89	—
Other long-term assets	7,243	—

Total assets	$976,985	$913,490

Liabilities and Equity
Current liabilities:
Accounts payable	$117	$—
Accrued liabilities	1,536	—

Total current liabilities	1,653	—
Long-term debt	437,175	—

Total liabilities	438,828	—

Equity:
Common stock ($0.01 par value; 2,000,000,000 shares authorized, 130,661,627 and 130,204,113 issued and outstanding in 2012 and 2011, respectively)	1,307	1,302
Treasury stock at cost	(381)	—
Additional paid-in capital	525,098	901,871
Retained earnings	12,346	13,019
Accumulated other comprehensive loss	(213)	(2,702)

Total stockholders' equity	538,157	913,490

Total liabilities and stockholders' equity	$976,985	$913,490

Envision Healthcare Holdings, Inc.

Parent Company Only

Condensed Statements of Operations and Comprehensive Income

(in thousands)

	Year ended December 31, 2012	Period from May 25 through December 31, 2011
Equity in net income of subsidiary	$48,459	$13,019
Selling, general and administrative expenses	199	—
Interest expense	11,462	—

Income before income taxes	36,798	13,019
Income tax benefit	4,387	—

Net income	41,185	13,019
Other comprehensive income, net of tax:	2,489	(2,702)

Comprehensive income	$43,674	$10,317

Envision Healthcare Holdings, Inc.

Parent Company Only

Condensed Statements of Cash Flows

(in thousands)

	Year ended December 31, 2012	Period from May 25 through December 31, 2011
Cash Flows from Operating Activities
Net income	$41,185	$13,019
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiary	(48,459)	(13,019)
Depreciation and amortization	1,056	—
Deferred income taxes	4,841	—
Changes in operating assets/liabilities	1,564	—

Net cash provided by operating activities	187	—

Cash Flows from Investing Activities
Net cash used in investing activities	—	—

Cash Flows from Financing Activities
Proceeds from issuance of senior subordinated notes	450,000	—
Dividend paid	(428,782)	—
Debt issue costs	(21,124)	—

Net cash provided by financing activities	94	—

Change in cash and cash equivalents	281	—
Cash and cash equivalents, beginning of period	—	—

Cash and cash equivalents, end of period	$281	$—

Notes to Condensed Parent Company Only Financial Statements

(dollars in thousands, except for share and per share amounts)